Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Common shareholders' equity
Common shares, par value	$ 1	$ 1
Common shares, shares issued	42,245	42,033